UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abrams Capital Management, L.P.
Address: 222 Berkeley Street
         22nd Floor
         Boston, MA  02116

13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Leif
Title:     Chief Financial Officer
Phone:     617-646-6100

Signature, Place, and Date of Signing:

 /s/      Fred Leif     Boston, MA     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,026,922 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARBITRON INC                   COM              03875Q108   122522  2964475 SH       SOLE                  2964475        0        0
BLOCK H & R INC                COM              093671105   163295 10180498 SH       SOLE                 10180498        0        0
CAREFUSION CORP                COM              14170T101    46189  1700000 SH       SOLE                  1700000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    42127  3317090 SH       SOLE                  3317090        0        0
CROWN CASTLE INTL CORP         COM              228227104   110051  2697983 SH       SOLE                  2697983        0        0
LAMAR ADVERTISING CO           CL A             512815101    76089  2780000 SH       SOLE                  2780000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   135414  8074750 SH       SOLE                  8074750        0        0
MCGRAW HILL COS INC            COM              580645109    42529  1014764 SH       SOLE                  1014764        0        0
PENNYMAC MTG INVT TR           COM              70931T103    18949  1143600 SH       SOLE                  1143600        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    11030   587000 SH       SOLE                   587000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     5464   315825 SH       SOLE                   315825        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     5975   350000 SH       SOLE                   350000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    10320   600000 SH       SOLE                   600000        0        0
SLM CORP                       COM              78442P106   166355  9896207 SH       SOLE                  9896207        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    70613 63259000 PRN      SOLE                 63259000        0        0